Long Term Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Long Term Investment
	As at	As at
	March 31, 2019	December 31, 2018
	(Unaudited)
Equity Security	$42,914	$42,716
Compulsorily Convertible Debentures	$42,914	$42,716

	As at December 31, 2018	As at December 31, 2017
Equity Security
Compulsorily Convertible Debentures	$42,716	$-
	$42,716	$-